LEASES - Components of lease costs (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
LEASES
Operating lease costs	¥ 58,373	$ 7,997	¥ 53,172	¥ 72,244
Short-term lease costs	29,478	4,038	46,220	15,493
Finance lease costs:
Depreciation of finance lease assets	120,848	16,556	22,361	9,204
Interest on finance lease liabilities	34,717	4,756	15,563	5,491
Variable lease payments	15,491	2,123	23,054	7,237
Total finance lease costs	¥ 171,056	$ 23,435	¥ 60,978	¥ 21,932